Equity - Schedule of changes in share of associates, joint ventures and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [Line Items]
Opening balance	€ (540)	€ 2,342
Closing balance	(2,192)	(540)	€ 2,342
Share of associates, joint ventures and other reserves
Disclosure of equity [Line Items]
Opening balance	3,416	3,246	3,189
Result for the year	161	191	94
Transfer to/from retained earnings	26	(21)	(37)
Closing balance	€ 3,603	€ 3,416	€ 3,246